BALANCE SHEETS (USD $)	Nov. 30, 2012	Nov. 30, 2011
ASSETS
Prepaid expenses		$ 7,338
Total current assets		7,338
Total assets	0	7,338
LIABILITIES AND STOCKHOLDERS' EQUITY DEFICIT
Accounts payable and accrued interest	551,479	505,148
Accounts payable - related party	3,989	10,349
Due to related party	275	275
Promissory notes	400,000
Total current liabilities	955,743	515,772
Total liabilities	955,743	515,772
Stockholders' Deficit
Preferred stock, $0.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.0001 par value, 500,000,000 shares authorized; 4,510,000 shares issued and outstanding	451	451
Additional paid-in-capital	23,149	23,149
Deficit accumulated during the development stage	(979,343)	(532,034)
Total stockholders' deficit	(955,743)	(508,434)
Total liabilities and stockholders' deficit	$ 0	$ 7,338